Property and Equipment (Details) - Schedule of property and equipment - Property, Plant and Equipment [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Buildings and improvements	$ 70,745	$ 42,601
Equipment and machinery	217,921	173,792
Trucks and other vehicles	350,354	213,850
Total	639,020	430,243
Less: Accumulated depreciation	(84,325)	(31,740)
Property and equipment, net	$ 554,695	$ 398,503